INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.   INTANGIBLE ASSETS, NET

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,640
Software	61,227	65,001	10,200
Capitalized internal use software in progress	34,926	50,582	7,937
	106,602	126,032	19,777
Less: accumulated amortization	(62,705)	(70,348)	(11,039)
	43,897	55,684	8,738

Amortization expense of intangible assets was RMB19,280, RMB12,334 and RMB8,033 (US$1,261) for the years ended December 31, 2019, 2020 and 2021, respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
2022	3,253	511
2023	1,706	268
2024	121	19
2025	22	3
2026	—	—
	5,102	801

No impairment losses were recognized for the years ended December 31, 2019, 2020 and 2021, respectively.